Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivables, net

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Accounts receivable-contracted customers	$5,518,072	$5,933,584
Accounts receivable-related parties (Note 20)	-	702
Allowance for doubtful accounts	(21,694)	(21,316)
Accounts receivable, net	$5,496,378	$5,912,970

	31 December
	2018	2017
Accounts receivable-contracted customers	$5,933,584	$5,798,235
Accounts receivable-related parties (Note 19)	702	707
Allowance for doubtful accounts	(21,316)	(568)
Accounts receivable, net	$5,912,970	$5,798,374

Schedule of accounts receivables

	Accounts receivable-days past due
	Current	<30	31-60	61-90	91-180	Total
Gross carrying amount	$1,937,221	$3,855,228	$60,431	$12,425	$68,980	$5,934,285
Allowance	-	-	-	(621)	(20,694)	(21,315)
Net	$1,937,221	$3,855,228	$60,431	$11,804	$48,286	$5,912,970

	Accounts receivable-days past due
	Current	<30	31-60	61-90	91-180	Total
Gross carrying amount	$2,251,060	$3,412,051	$132,345	$1,911	$1,576	$5,798,943
Allowance	-	-	-	(96)	(473)	(569)
Net	$2,251,060	$3,412,051	$132,345	$1,815	$1,103	$5,798,374